December 4, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds Trust (the "Trust")
		File Nos. 33-30913/811-5899
		CIK No. 855022

Dear Sir or Madam:

	Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the above-referenced Trust is one copy of a Supplement Dated December 4, 1996 to the Prospectus Dated October 28, 1996 relating to the Class A, B and C Shares of the Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and the Munder Tax-Free Intermediate Bond Fund.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

								Very truly yours,


																				/s/ Sally Trosset
								Sally Trosset
								Legal Product Manager
Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	J. Tedesco, Esq.
	T. Hamlin, Esq.
	T. Hogan





P:\SHARED\BANKGRP\MUNDER\SECLTRS\4971296.DOC	1


P:\SHARED\BANKGRP\MUNDER\SECLTRS\4971296.DOC